INVESTMENT SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investment Securities
Schedule of amortized cost and estimated fair values of investment securities

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2013:
Government sponsored enterprises	$1,518	$1	$57	$1,462
Mortgage-backed securities	122,527	1,492	1,370	122,649
Small Business Administration pools	56,886	711	293	57,304
State and local government	41,753	108	1,939	39,922
Corporate and other securities	2,349	2	42	2,309
	$225,033	$2,314	$3,701	$223,646
December 31, 2012:
Government sponsored enterprises	$1,522	$12	$—	$1,534
Mortgage-backed securities	110,425	2,343	624	112,144
Small Business Administration pools	54,148	1,008	163	54,993
State and local government	31,483	936	46	32,373
Corporate and other securities	2,349	53	1	2,401
	$199,927	$4,352	$834	$203,445

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2012:
Government sponsored enterprises	$1,522	$12	$—	$1,534
Mortgage-backed securities	110,425	2,343	624	112,144
Small Business Administration pools	54,148	1,008	163	54,993
State and local government	31,483	936	46	32,373
Corporate and other securities	2,349	53	1	2,401

	$199,927	$4,352	$834	$203,445

December 31, 2011:
Government sponsored enterprises	$31	$3	$—	$34
Mortgage-backed securities	141,103	2,876	2,348	141,631
Small Business Administration pools	35,889	634	44	36,479
State and local government	19,617	871	—	20,488
Corporate and other securities	2,432	54	86	2,400

	$199,072	$4,438	$2,478	$201,032

Schedule of the amortized cost and fair value of investment securities by contractual maturity

The amortized cost and fair value of investment securities at June 30, 2013 by contractual maturity are as follows.

	Available-for-sale
(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$20,260	$20,442
Due after one year through five years	86,248	86,729
Due after five years through ten years	88,107	86,334
Due after ten years	30,418	30,141
	$225,033	$223,646

	Available-for-sale
(Dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$26,725	$26,722
Due after one year through five years	83,068	84,630
Due after five years through ten years	30,565	31,161
Due after ten years	59,569	60,932

	$199,927	$203,445

Schedule of gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous loss position

	Less than 12 months		12 months or more		Total
June 30, 2013 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprises	$1,444	$57	$—	$—	$1,444	$57
Small Business Administration Pools	21,213	289	882	4	22,095	293
Government Sponsored Enterprise mortgage-backed securities	53,766	1,330	3,118	35	56,884	1,365
Non-agency mortgage-backed securities	64	1	983	4	1,047	5
Corporate bonds and other	871	41	50	1	921	42
State and local government	29,518	1,939	—	—	29,518	1,939
Total	$106,876	$3,657	$5,033	$44	$111,909	$3,701

	Less than 12 months		12 months or more		Total
December 31, 2012 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$22,662	$233	$4,583	$13	$27,245	$246
Small Business Administration pools	11,013	158	2,447	5	13,460	163
Non-agency mortgage-backed securities	—	—	2,363	378	2,363	378
State and local government	2,599	46	—	—	2,599	46
Corporate bonds and other	—	—	50	1	50	1
Total	$36,274	$437	$9,443	$397	$45,717	$834

	Less than 12 months		12 months or more		Total
December 31, 2012 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$22,662	$233	$4,583	$13	$27,245	$246
Small Business Administration pools	11,013	158	2,447	5	13,460	163
Non-agency mortgage-backed securities	—	—	2,363	378	2,363	378
State and local government	2,599	46	—	—	2,599	46
Corporate bonds and other	—	—	50	1	50	1

Total	$36,274	$437	$9,443	$397	$45,717	$834

	Less than 12 months		12 months or more		Total
December 31, 2011 (Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available-for-sale securities:
Government Sponsored Enterprise mortgage-backed securities	$25,113	$163	$3,269	$24	$28,382	$187
Small Business Administration pools	6,108	38	2,203	6	8,311	44
Non-agency mortgage-backed securities	574	3	13,275	2,158	13,849	2,161
Corporate bonds and other	940	60	524	26	1,464	86

Total	$32,735	$264	$19,271	$2,214	$52,006	$2,478

Schedule of OTTI losses on held-to-maturity and available-for-sale securities

Six months ended June 30, 2012
(Dollars in thousands)	Available-for- sale securities
Total OTTI charge realized and unrealized	$415
OTTI recognized in other comprehensive income (non-credit component)	215
Net impairment losses recognized in earnings (credit component)	$200

Year ended December 31, 2012
(Dollars in thousands)	Available- for-sale securities
Total OTTI charge realized and unrealized	$415
OTTI recognized in other comprehensive income (non-credit component)	215

Net impairment losses recognized in earnings (credit component)	$200

Year ended December 31, 2011
(Dollars in thousands)	Available- for-sale securities
Total OTTI charge realized and unrealized	$262
OTTI recognized in other comprehensive income (non-credit component)	(35)

Net impairment losses recognized in earnings (credit component)	$297

	Year ended December 31, 2010
(Dollars in thousands)	Held-to- maturity mortgage- backed securities	Available- for-sale securities	Total
Total OTTI charge realized and unrealized	$108	$4,310	4,418
OTTI recognized in other comprehensive income (non-credit component)	—	2,858	2,858

Net impairment losses recognized in earnings (credit component)	$108	$1,452	$1,560

Schedule of analysis of amounts relating to credit losses on debt securities recognized in earnings

	2013	2012
	Available	Available
	for	for
(Dollars in thousands)	Sale	Sale

Balance at beginning of period	$271	$930

Other-than-temporary-impairment not previously recognized	—	173

Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses	—	27
Other-than-temporary-impairment previously recognized on securities sold	—	(679)
Realized losses during the period	(46)	(136)
Balance related to credit losses on debt securities at end of period	$225	$315

	2012	2011	2010
(Dollars in thousands)	Available for Sale	Available for Sale	Available for Sale	Held to maturity
Balance at beginning of period	$930	$2,143	$545	$132
Other-than-temporary-impairment not previously recognized	173	50	291	98
Additional increase for which an other-than-temporary impairment was previously recognized related to credit losses	27	247	1,161	10
Realized losses during the period	(180)	(1,510)	(94)	—
Other-than-temporary impairment previously recognized in securities sold	(679)	—	—	—
Transfer to available-for-sale	—	—	240	(240)

Balance related to credit losses on debt securities at end of period	$271	$930	$2,143	$—

Summary of the number of CUSIPs, carrying value and fair value of non-agency mortgage-backed securities /CMOs by credit rating

(Dollars in thousands)

Credit Rating	Number of CUSIPs	Par Value	Amortized Cost	Fair Value
AA	2	$198	$198	$201
A1	1	324	324	343
A3	1	281	281	283
BBB	3	240	240	237
Baa1	1	65	65	64
Baa2	1	33	33	33
Below Investment Grade	4	1,847	1,528	1,542
Total	13	$2,988	$2,669	$2,703

  (Dollars in thousands)

Credit Rating	Number of CUSIPs	Par Value	Amortized Cost	Fair Value
AA	2	$264	$264	$268
A1	1	380	380	374
A3	1	320	320	318
A	2	72	72	71
BBB	1	231	231	225
Baa1	1	71	71	72
Baa2	1	97	97	96
Below Investment Grade	4	2,008	1,653	1,291

Total	13	$3,443	$3,088	$2,715